---------------------------
                                                    OMB APPROVAL
                                                    ---------------------------
                                                    OMB Number: 3235-0578

                                                    Expires: May 31, 2007

                                                    Estimated average burden
                                                    hours per response: 21.09
                                                    ---------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-05685
                                   ------------------------------------

                          Williamsburg Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  225 Pictoria Drive, Suite 450          Cincinnati, Ohio           45246
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)

                             W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP          One Post Office Square       Boston, MA  02109
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400
                                                     ---------------------------

Date of fiscal year end:     March 31, 2007
                         ----------------------------------------------

Date of reporting period:      December 31, 2006
                          ---------------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


THE DAVENPORT EQUITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================
  SHARES     COMMON STOCKS -- 96.0%                                     VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY -- 9.4%
    87,586   CarMax, Inc.(a)                                        $ 4,697,237
    75,067   Honda Motor Company Ltd.                                 2,968,149
     3,751   Idearc, Inc.(a)                                            107,466
    30,313   International Speedway Corporation                       1,547,176
    67,354   Lowe's Companies, Inc.                                   2,098,077
    82,028   Walt Disney Company (The)                                2,811,100
                                                                   -------------
                                                                     14,229,205
                                                                   -------------
             CONSUMER STAPLES -- 12.7%
    44,834   Colgate-Palmolive Company                                2,924,970
    93,293   ConAgra Foods, Inc.                                      2,518,911
    44,000   PepsiCo, Inc.                                            2,752,200
    35,125   Proctor & Gamble Company (The)                           2,257,484
   100,166   Sysco Corporation                                        3,682,102
    62,205   Walgreen Company                                         2,854,587
    50,080   Wal-Mart Stores, Inc.                                    2,312,694
                                                                   -------------
                                                                     19,302,948
                                                                   -------------
             ENERGY -- 10.8%
    50,000   Chevron Corporation                                      3,676,500
    41,715   ConocoPhillips                                           3,001,394
    25,276   EOG Resources, Inc.                                      1,578,486
    39,716   Exxon Mobil Corporation                                  3,043,437
    39,494   GlobalSantaFe Corporation                                2,321,457
    43,517   Schlumberger Ltd.                                        2,748,534
                                                                   -------------
                                                                     16,369,808
                                                                   -------------
             FINANCIALS -- 21.6%
    48,383   American International Group, Inc.                       3,467,126
    59,614   BB&T Corporation                                         2,618,843
       806   Berkshire Hathaway, Inc. - Class B(a)                    2,954,796
    48,908   Brookfield Asset Management, Inc.                        2,356,387
    51,664   Capital One Financial Corporation                        3,968,828
    58,650   Citigroup, Inc.                                          3,266,805
    28,650   Hartford Financial Services Group, Inc. (The)            2,673,332
    11,897   Markel Corporation(a)                                    5,711,750
    62,362   Wachovia Corporation                                     3,551,516
    52,824   T. Rowe Price Group, Inc.                                2,312,106
                                                                   -------------
                                                                     32,881,489
                                                                   -------------

             HEALTH CARE -- 6.8%
    66,784   Eli Lilly & Company                                      3,479,446
    60,102   Johnson & Johnson                                        3,967,934
    35,717   Zimmer Holdings, Inc.(a)                                 2,799,499
                                                                   -------------
                                                                     10,246,879
                                                                   -------------

THE DAVENPORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS -- 96.1% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             INDUSTRIALS -- 12.1%
    47,240   Danaher Corporation                                    $ 3,422,066
    55,838   Empresa Brasileira de Aeronautica S.A. - ADR             2,312,252
   137,516   General Electric Company                                 5,116,970
    27,919   L-3 Communications Holdings, Inc.                        2,283,216
    27,421   United Parcel Service, Inc. - Class B                    2,056,027
    51,428   United Technologies Corporation                          3,215,279
                                                                   -------------
                                                                     18,405,810
                                                                   -------------
             INFORMATION TECHNOLOGY -- 11.3%
    29,347   Apple Computer, Inc.(a)                                  2,489,800
     5,265   Google, Inc.(a)                                          2,424,427
   155,173   Microsoft Corporation                                    4,633,466
   151,176   Nokia Oyj - ADR                                          3,071,896
    46,900   SanDisk Corporation(a)                                   2,018,107
    90,075   Texas Instruments, Inc.                                  2,594,160
                                                                   -------------
                                                                     17,231,856
                                                                   -------------
             MATERIALS -- 5.1%
    53,744   Dow Chemical Company (The)                               2,146,535
    42,635   Praxair, Inc.                                            2,529,535
    14,784   Rio Tinto PLC - ADR                                      3,141,452
                                                                   -------------
                                                                      7,817,522
                                                                   -------------
             TELECOMMUNICATIONS SERVICES -- 4.1%
    75,882   America Movil S.A. de C.V. - Series L - ADR              3,431,384
    75,033   Verizon Communications, Inc.                             2,794,229
                                                                   -------------
                                                                      6,225,613
                                                                   -------------
             UTILITIES -- 2.1%
    37,991   Dominion Resources, Inc.                                 3,185,165
                                                                   -------------

             TOTAL COMMON STOCKS (Cost $111,834,688)                $145,896,295
                                                                   -------------
================================================================================
 PAR VALUE   U.S. TREASURY BILLS -- 1.3%                                VALUE
--------------------------------------------------------------------------------
$2,000,000   discount, due 03/22/2007 (Cost $1,978,511)             $ 1,978,896
                                                                   -------------
================================================================================
  SHARES     MONEY MARKET FUNDS -- 2.7%                                 VALUE
--------------------------------------------------------------------------------
 4,188,929   First American Treasury Obligations Fund - Class Y
              (Cost $4,188,929)                                     $ 4,188,929
                                                                   -------------

             TOTAL INVESTMENTS AT VALUE -- 100.0%
              (Cost $118,002,128)                                  $152,064,120

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%)            (42,375)
                                                                  --------------

             NET ASSETS -- 100.0%                                  $152,021,745
                                                                  ==============

(a) Non-income producing security.
ADR - American Depositary Receipt

See accompanying notes to portfolio of investments.

THE DAVENPORT EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2006 (UNAUDITED)



1. SECURITIES VALUATION

The Davenport Equity Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or combination of these and other factors.


2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of December 31, 2006:


             Cost of portfolio investments            $  118,306,447
                                                       ==============

             Gross unrealized appreciation            $   35,293,068

             Gross unrealized depreciation                (1,535,395)
                                                       --------------

             Net unrealized appreciation              $   33,757,673
                                                       ==============


The difference between the federal income tax cost and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These timing differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

FBP VALUE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================
     SHARES   COMMON STOCKS - 94.5%                                    VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 10.5%
     20,000   Best Buy Company, Inc.(b)                           $     983,800
     25,000   Family Dollar Stores, Inc.(b)                             733,250
     18,000   Federated Department Stores, Inc.                         686,340
      9,600   Gannett Company, Inc.                                     580,416
     35,000   General Motors Corporation(b)                           1,075,200
      2,000   Idearc, Inc.(a)                                            57,300
     13,000   Kohl's Corporation(a)(b)                                  889,590
      4,500   Whirlpool Corporation                                     373,590
     36,000   Wyndham Worldwide Corporation(a)                        1,152,720
                                                                  --------------
                                                                      6,532,206
                                                                  --------------
              CONSUMER STAPLES - 8.0%
     12,000   Altria Group, Inc.                                      1,029,840
     37,000   CVS Corporation                                         1,143,670
     10,000   Kimberly-Clark Corporation                                679,500
     45,200   Wal-Mart Stores, Inc.                                   2,087,336
                                                                  --------------
                                                                      4,940,346
                                                                  --------------
              ENERGY - 1.3%
     11,000   Royal Dutch Shell PLC - ADR                               778,690
                                                                  --------------

              FINANCIALS - 31.7%
     17,000   American Express Company                                1,031,390
     35,400   American International Group, Inc.                      2,536,764
     47,000   Bank of America Corporation                             2,509,330
     47,000   Citigroup, Inc.                                         2,617,900
     16,000   Fannie Mae                                                950,240
     17,700   Freddie Mac                                             1,201,830
     50,000   JPMorgan Chase & Company                                2,415,000
     17,065   Lincoln National Corporation                            1,133,116
     11,500   Realogy Corporation(a)                                    348,680
     46,200   St. Paul Travelers Companies, Inc. (The)                2,480,478
     43,000   Wachovia Corporation                                    2,448,850
                                                                  --------------
                                                                     19,673,578
                                                                  --------------
              HEALTH CARE - 13.3%
     15,000   Bristol-Myers Squibb Company                              394,800
     29,000   Johnson & Johnson                                       1,914,580
     43,000   Merck & Company, Inc.(b)                                1,874,800
     62,000   Pfizer, Inc.                                            1,605,800
     47,000   Watson Pharmaceuticals, Inc.(a)                         1,223,410
     16,000   WellPoint, Inc.(a)                                      1,259,040
                                                                  --------------
                                                                      8,272,430
                                                                  --------------

FBP VALUE FUND
PORTFOLIO OF INVESTMENTS
================================================================================
     SHARES   COMMON STOCKS - 94.5% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
              INDUSTRIALS - 9.3%
     12,000   Avery Dennison Corporation                          $     815,160
     11,500   Avis Budget Group, Inc.                                   249,435
     10,300   FedEx Corporation                                       1,118,786
     51,000   General Electric Company                                1,897,710
     55,000   Tyco International Limited                              1,672,000
                                                                  --------------
                                                                      5,753,091
                                                                  --------------
              INFORMATION TECHNOLOGY - 16.5%
     25,000   Agilent Technologies, Inc.(a)                             871,250
     34,000   Cisco Systems, Inc.(a)                                    929,220
     20,400   Computer Sciences Corporation(a)                        1,088,748
     45,000   Hewlett-Packard Company                                 1,853,550
     24,800   International Business Machines Corporation             2,409,320
     60,000   Microsoft Corporation                                   1,791,600
     25,000   Sabre Holdings Corporation                                797,250
    156,000   Solectron Corporation(a)                                  502,320
                                                                  --------------
                                                                     10,243,258
                                                                  --------------
              TELECOMMUNICATIONS SERVICES - 3.9%
     50,000   Sprint Nextel Corporation                                 944,500
     40,000   Verizon Communications, Inc.                            1,489,600
                                                                  --------------
                                                                      2,434,100
                                                                  --------------

              TOTAL COMMON STOCKS (Cost $38,113,016)              $  58,627,699
                                                                  --------------

================================================================================
  PAR VALUE   U.S. TREASURY OBLIGATIONS - 1.6%                         VALUE
--------------------------------------------------------------------------------
$ 1,000,000   U.S. Treasury Bill, discount, due 05/24/2007
               (Cost $980,495)                                    $     980,887
                                                                  --------------

================================================================================
  SHARES      MONEY MARKET FUNDS - 3.9%                                VALUE
--------------------------------------------------------------------------------
  2,444,467   Fidelity Institutional Government Portfolio
               (Cost $2,444,467)                                  $   2,444,467
                                                                  --------------

              TOTAL INVESTMENTS AT VALUE - 100.0%
               (Cost $41,537,978)                                 $  62,053,053

              LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)            (22,173)
                                                                  --------------

              NET ASSETS - 100.0%                                  $ 62,030,880
                                                                  ==============


(a)  Non-income producing security.
(b)  Security covers a written call option.
ADR  - American Depositary Receipt

See accompanying notes to portfolio of investments.

FBP VALUE FUND
SCHEDULE OF OPEN OPTION CONTRACTS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================
   OPTION                                            VALUE OF          PREMIUMS
  CONTRACTS   COVERED CALL OPTIONS                   OPTIONS           RECEIVED
--------------------------------------------------------------------------------
              Best Buy Company, Inc.,
        100    01/20/2007 at $55                   $    1,000        $   42,699
              Family Dollar Stores, Inc.
         50    01/20/2007 at $30                        2,750             9,920
              General Motors Corporation,
         50    03/17/2007 at $35                        4,250            15,861
              Kohl's Corporation,
         40    04/21/2007 at $70                       17,200            21,879
              Merck & Company, Inc.,
         80    01/20/2007 at $40                       29,600            18,774
                                                   -----------       -----------
                                                   $   54,800        $  109,133
                                                   ===========       ===========


See accompanying notes to portfolio of investments.

FBP BALANCED FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================
     SHARES   COMMON STOCKS - 71.7%                                    VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 7.6%
     15,000   Best Buy Company, Inc.(b)                           $     737,850
     20,000   Family Dollar Stores, Inc.(b)                             586,600
     13,500   Federated Department Stores, Inc.                         514,755
      7,000   Gannett Company, Inc.                                     423,220
     26,000   General Motors Corporation (b)                            798,720
      1,550   Idearc, Inc.(a)                                            44,408
     10,000   Kohl's Corporation(a)(b)                                  684,300
      4,000   Whirlpool Corporation                                     332,080
     28,500   Wyndham Worldwide Corporation(a)                          912,570
                                                                  --------------
                                                                      5,034,503
                                                                  --------------
              CONSUMER STAPLES - 6.4%
     14,000   Altria Group, Inc.                                      1,201,480
     29,500   CVS Corporation                                           911,845
      7,700   Kimberly-Clark Corporation                                523,215
     35,000   Wal-Mart Stores, Inc.                                   1,616,300
                                                                  --------------
                                                                      4,252,840
                                                                  --------------
              ENERGY - 0.8%
      8,000   Royal Dutch Shell PLC - ADR                               566,320
                                                                  --------------

              FINANCIALS - 23.8%
     18,000   American Express Company                                1,092,060
     25,400   American International Group, Inc.                      1,820,164
     40,000   Bank of America Corporation                             2,135,600
     36,000   Citigroup, Inc.                                         2,005,200
     13,000   Fannie Mae                                                772,070
     13,400   Freddie Mac                                               909,860
     45,000   JPMorgan Chase & Company                                2,173,500
     11,676   Lincoln National Corporation                              775,286
      9,400   Realogy Corporation(a)                                    285,008
     37,000   St. Paul Travelers Companies, Inc. (The)                1,986,530
     32,800   Wachovia Corporation                                    1,867,960
                                                                  --------------
                                                                     15,823,238
                                                                  --------------
              HEALTH CARE - 10.8%
     22,000   Bristol-Myers Squibb Company                              579,040
     23,000   Johnson & Johnson                                       1,518,460
     37,000   Merck & Company, Inc.(b)                                1,613,200
     48,000   Pfizer, Inc.                                            1,243,200
     36,000   Watson Pharmaceuticals, Inc.(a)                           937,080
     16,400   WellPoint, Inc.(a)                                      1,290,516
                                                                  --------------
                                                                      7,181,496
                                                                  --------------

FBP BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES   COMMON STOCKS - 71.7% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
              INDUSTRIALS - 6.6%
      9,300   Avery Dennison Corporation                          $     631,749
      9,200   Avis Budget Group, Inc.                                   199,548
      7,400   FedEx Corporation                                         803,788
     40,000   General Electric Company                                1,488,400
     42,000   Tyco International Limited                              1,276,800
                                                                  --------------
                                                                      4,400,285
                                                                  --------------
              INFORMATION TECHNOLOGY - 12.8%
     21,000   Agilent Technologies, Inc.(a)                             731,850
     23,000   Cisco Systems, Inc.(a)                                    628,590
     20,000   Computer Sciences Corporation(a)                        1,067,400
     40,000   Hewlett-Packard Company                                 1,647,600
     20,000   International Business Machines Corporation             1,943,000
     51,000   Microsoft Corporation                                   1,522,860
     20,000   Sabre Holdings Corporation                                637,800
    115,000   Solectron Corporation(a)                                  370,300
                                                                  --------------
                                                                      8,549,400
                                                                  --------------
              TELECOMMUNICATIONS SERVICES - 2.9%
     40,400   Sprint Nextel Corporation                                 763,156
     31,000   Verizon Communications, Inc.                            1,154,440
                                                                  --------------
                                                                      1,917,596
                                                                  --------------

              TOTAL COMMON STOCKS (Cost $28,260,937)              $  47,725,678
                                                                  --------------

================================================================================
  PAR VALUE   U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.2%           VALUE
--------------------------------------------------------------------------------
              U.S. TREASURY NOTES - 3.4%
$   750,000    4.375%, due 05/15/2007                             $     748,125
    750,000    3.875%, due 07/31/2007                                   745,019
    750,000    4.50%, due 11/15/2010                                    744,668
                                                                  --------------
                                                                      2,237,812
                                                                  --------------
              FEDERAL HOME LOAN BANK - 4.8%
    500,000    4.28%, due 07/14/2008                                    494,126
    500,000    4.035%, due 03/09/2009                                   489,948
    750,000    5.25%, due 03/17/2010                                    748,009
    750,000    5.125%, due 05/28/2010                                   746,669
    750,000    5.05%, due 08/24/2011                                    745,531
                                                                  --------------
                                                                      3,224,283
                                                                  --------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.1%
    750,000    5.25%, due 10/06/2011                                    746,866
                                                                  --------------

              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.9%
    500,000    2.50%, due 04/19/2007                                    496,127
    750,000    5.375%, due 10/11/2011                                   747,874
                                                                  --------------
                                                                      1,244,001
                                                                  --------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                (Cost $7,496,559)                                 $   7,452,962
                                                                  --------------

FBP BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE   CORPORATE BONDS - 14.9%                                  VALUE
--------------------------------------------------------------------------------
              FINANCIALS - 6.4%
              Bankers Trust New York Corporation,
$   750,000    7.375%, due 05/01/2008                             $     768,050
              Credit Suisse First Boston USA, Inc.,
    750,000    4.70%, due 06/01/2009                                    742,503
              John Deere Capital Corporation,
    500,000    3.375%, due 10/01/2007                                   492,813
              Merrill Lynch & Company, Inc.,
    500,000    3.00%, due 04/30/2007                                    496,264
              Northern Trust Company,
  1,000,000    7.10%, due 08/01/2009                                  1,042,667
              Student Loan Marketing Corporation,
    750,000    3.625%, due 03/17/2008                                   734,491
                                                                  --------------
                                                                      4,276,788
                                                                  --------------
              HEALTH CARE - 0.7%
              UnitedHealth Group, Inc.,
    500,000    3.30%, due 01/30/2008                                    489,052
                                                                  --------------

              INDUSTRIALS - 4.5%
              Donnelley (R.R.) & Sons Company,
    750,000    3.75%, due 04/01/2009                                    721,946
              Raychem Corporation,
  1,000,000    7.20%, due 10/15/2008                                  1,027,376
              Ryder System, Inc.,
    750,000    5.00%, due 04/01/2011                                    731,774
              Stanley Works (The),
    500,000    3.50%, due 11/01/2007                                    491,935
                                                                  --------------
                                                                      2,973,031
                                                                  --------------
              UTILITIES - 3.3%
              Dominion Resources, Inc.,
    750,000    4.125%, due 02/15/2008                                   738,805
              Ohio Power Company,
    750,000    5.30%, due 11/01/2010                                    747,278
              Public Service Electric & Gas Company,
    750,000    4.00%, due 11/01/2008                                    732,292
                                                                  --------------
                                                                      2,218,375
                                                                  --------------

              TOTAL CORPORATE BONDS (Cost $9,863,703)             $   9,957,246
                                                                  --------------

FBP BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     MONEY MARKET FUNDS - 2.0%                                VALUE
--------------------------------------------------------------------------------
  1,341,336   Fidelity Institutional Government Portfolio
               (Cost $1,341,336)                                  $   1,341,336
                                                                  --------------

              TOTAL INVESTMENTS AT VALUE - 99.8%
               (Cost $46,962,535)                                 $  66,477,222

              OTHER ASSETS IN EXCESS OF LIABILITES - 0.2%               113,823
                                                                  --------------

              NET ASSETS - 100.0%                                 $  66,591,045
                                                                  ==============


(a)  Non-income producing security.
(b)  Security covers a written call option.
ADR  - American Depositary Receipt


See accompanying notes to portfolio of investments.

FBP BALANCED FUND
SCHEDULE OF OPEN OPTION CONTRACTS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================
   OPTION                                            VALUE OF          PREMIUMS
  CONTRACTS   COVERED CALL OPTIONS                   OPTIONS           RECEIVED
--------------------------------------------------------------------------------
              Best Buy Company, Inc.,
         50    01/20/2007 at $55                   $      500        $   21,350
              Family Dollar Stores, Inc.
         40    01/20/2007 at $30                        2,200            7,936
              General Motors Corporation,
         66    03/17/2007 at $35                        5,610            20,937
              Kohl's Corporation,
         30    04/21/2007 at $70                       12,900            16,410
              Merck & Company, Inc.
         60    01/20/2007 at $40                       22,200            14,080
                                                   -----------       -----------
                                                   $   43,410        $   80,713
                                                   ===========       ===========


See accompanying notes to portfolio of investments.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2006 (UNAUDITED)


1. SECURITIES VALUATION

Portfolio securities of FBP Value Fund and FBP Balanced Fund (the Funds) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.


2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of December 31, 2006:

                                                             FBP Value         FBP Balanced
                                                               Fund                Fund
                                                          ---------------     --------------
  Cost of portfolio investments and written options         $ 41,428,845       $ 46,881,822
                                                          ===============     ==============

  Gross unrealized appreciation                             $ 21,094,425       $ 19,981,723

  Gross unrealized depreciation                                (525,017)          (429,733)
                                                          ---------------     --------------

  Net unrealized appreciation                               $ 20,569,408       $ 19,551,990
                                                          ==============      ==============

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================
      SHARES    COMMON STOCKS - 88.7%                                VALUE
--------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 8.4%
       3,000    CBS Corporation                                  $      93,540
      10,000    Harrah's Entertainment, Inc.                           827,200
      50,000    Home Depot, Inc.                                     2,008,000
       4,000    J.C. Penney Company, Inc.                              309,440
      10,000    Johnson Controls, Inc.                                 859,200
       5,500    NIKE, Inc. - Class B                                   544,665
       5,000    Nordstrom, Inc.                                        246,700
      10,000    Saks, Inc.(a)                                          178,200
      26,000    Starbucks Corporation(a)                               920,920
      50,000    Walt Disney Company (The)                            1,713,500
                                                                 -------------
                                                                     7,701,365
                                                                 -------------
                CONSUMER STAPLES - 7.5%
      33,000    Altria Group, Inc.                                   2,832,060
      15,000    PepsiCo, Inc.                                          938,250
      30,000    Procter & Gamble Company (The)                       1,928,100
      25,000    Walgreen Company                                     1,147,250
                                                                 -------------
                                                                     6,845,660
                                                                 -------------
                ENERGY - 12.1%
      23,314    Apache Corporation                                   1,550,614
      15,000    Baker Hughes, Inc.                                   1,119,900
      10,000    BP plc - ADR                                           671,000
      26,000    Chevron Corporation                                  1,911,780
      27,000    ConocoPhillips                                       1,942,650
      21,300    Exxon Mobil Corporation                              1,632,219
         476    Hugoton Royalty Trust                                   11,710
      10,000    Transocean, Inc.(a)                                    808,900
      20,000    Valero Energy Corporation                            1,023,200
       8,000    XTO Energy, Inc.                                       376,400
                                                                 -------------
                                                                    11,048,373
                                                                 -------------
                FINANCIALS - 18.7%
      27,080    Aegon N.V. - ARS                                       513,166
      30,000    AFLAC, Inc.                                          1,380,000
      37,000    American Express Company                             2,244,790
      62,870    Bank of America Corporation                          3,356,629
      15,000    Charles Schwab Corporation                             290,100
      35,000    Citigroup, Inc.                                      1,949,500
      27,200    Colonial Properties Trust                            1,275,136
       7,000    Goldman Sachs Group, Inc. (The)                      1,395,450
       5,000    JPMorgan Chase & Company                               241,500
       5,000    MetLife, Inc.                                          295,050
      40,000    Progressive Corporation                                968,800
      15,000    Rayonier, Inc.                                         615,750
      70,000    U.S. Bancorp                                         2,533,300
                                                                 -------------
                                                                    17,059,171
                                                                 -------------
                HEALTH CARE - 13.4%
      16,000    Amgen, Inc.(a)                                       1,092,960
      17,000    Becton, Dickinson & Company                          1,192,550
      27,000    Cardinal Health, Inc.                                1,739,610

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 88.7% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
                HEALTH CARE - 13.4% (CONTINUED)
       4,000    Cerner Corporation(a)                            $     182,000
      20,000    Elan Corporation(a)                                    295,000
       5,000    Fresenius Medical Care AG & Company - ADR              222,150
      20,000    Johnson & Johnson                                    1,320,400
      10,000    Techne Corporation(a)                                  554,500
      50,000    UnitedHealth Group, Inc.                             2,686,500
      16,000    Waters Corporation(a)                                  783,520
      28,000    WellPoint, Inc.(a)                                   2,203,320
                                                                 -------------
                                                                    12,272,510
                                                                 -------------
                INDUSTRIALS - 11.5%
      26,000    Caterpillar, Inc.                                    1,594,580
       2,500    C.H. Robinson Worldwide, Inc.                          102,225
      30,000    Emerson Electric Company                             1,322,100
      15,000    Fedex Corporation                                    1,629,300
      26,000    General Dynamics Corporation                         1,933,100
      25,000    General Electric Company                               930,250
      16,000    Ingersoll-Rand Company Ltd. - Class A                  626,080
      10,000    Norfolk Southern Corporation                           502,900
      32,000    Quanta Services, Inc.(a)                               629,440
       2,500    Stericycle, Inc.(a)                                    188,750
      16,000    United Technologies Corporation                      1,000,320
                                                                 -------------
                                                                    10,459,045
                                                                 -------------
                INFORMATION TECHNOLOGY - 10.5%
      49,000    Adobe Systems, Inc.(a)                               2,014,880
       5,000    Applied Materials, Inc.                                 92,250
      20,000    Automatic Data Processing, Inc.                        985,000
      67,000    Cisco Systems, Inc.(a)                               1,831,110
      30,000    Corning, Inc.(a)                                       561,300
      37,000    Hewlett-Packard Company                              1,524,030
      15,100    Intel Corporation                                      305,775
       5,000    International Business Machines Corporation            485,750
       5,000    Microsoft Corporation                                  149,300
      18,000    Network Appliance, Inc.(a)                             707,040
      33,000    Texas Instruments, Inc.                                950,400
                                                                 -------------
                                                                     9,606,835
                                                                 -------------
                MATERIALS - 3.7%
      14,000    Alcoa, Inc.                                            420,140
      30,000    Florida Rock Industries, Inc.                        1,291,500
       2,500    Joy Global, Inc.                                       120,850
      10,000    Newmont Mining Corporation                             451,500
      10,000    Nucor Corporation                                      546,600
       7,000    POSCO - ADR                                            578,690
                                                                 -------------
                                                                     3,409,280
                                                                 -------------

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 88.7% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
                TELECOMMUNICATIONS SERVICES - 0.2%
       6,000    AT&T, Inc.                                       $     214,500
                                                                 -------------

                UTILITIES - 2.7%
      65,980    Duke Energy Corporation                              2,191,196
       5,000    Wisconsin Energy Corporation                           237,300
                                                                 -------------
                                                                     2,428,496
                                                                 -------------

                TOTAL COMMON STOCKS (Cost $38,779,711)           $  81,045,235
                                                                 -------------

================================================================================
      SHARES    EXCHANGE-TRADED FUNDS - 9.7%                         VALUE
--------------------------------------------------------------------------------
      49,000    iShares MSCI EAFE Index                          $   3,589,740
      70,000    Rydex S&P Equal Weight                               3,313,800
       4,000    Vanguard Consumer Discretionary                        243,200
       5,000    Vanguard Consumer Staples                              319,000
       9,000    Vanguard Financials                                    589,500
       6,000    Vanguard Information Technology                        315,480
       7,000    Vanguard Telecommunication Services                    515,270
                                                                 -------------
                TOTAL EXCHANGE-TRADED FUNDS (Cost $8,225,243)    $   8,885,990
                                                                 -------------

================================================================================
   PAR VALUE    COMMERCIAL PAPER - 1.6%                              VALUE
--------------------------------------------------------------------------------
$  1,400,000    U.S. Bancorp N.A., discount, due 01/02/2007
                  (Cost $1,399,800)                              $   1,399,800
                                                                 -------------

================================================================================
      SHARES    MONEY MARKET FUNDS - 0.0%                            VALUE
--------------------------------------------------------------------------------
       1,085    AIM STIT - STIC Prime Portfolio - Institutional
                  Class (Cost $1,085)                            $       1,085
                                                                 -------------

                TOTAL INVESTMENTS AT VALUE - 100.0%
                  (Cost $48,405,839)                             $  91,332,110

                OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%            30,988
                                                                 -------------

                NET ASSETS - 100.0%                              $  91,363,098
                                                                 =============

(a) Non-income producing security.
ADR - American Depositary Receipt
ARS - American Registered Shares

See accompanying notes to portfolio of investments.

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================
      SHARES    COMMON STOCKS - 96.1%                                VALUE
--------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 8.8%
       2,500    AnnTaylor Stores Corporation(a)                  $      82,100
       1,000    ArvinMeritor, Inc.                                      18,230
       6,500    Barnes & Noble, Inc.                                   258,115
       5,700    BJ's Wholesale Club, Inc.(a)                           177,327
       2,000    Bob Evans Farms, Inc.                                   68,440
       1,700    CBRL Group, Inc.                                        76,092
       1,000    Coach, Inc.(a)                                          42,960
         400    GameStop Corporation - Class A(a)                       22,044
       3,100    GameStop Corporation - Class B(a)                      169,756
       4,500    Harrah's Entertainment, Inc.                           372,240
       3,000    Hasbro, Inc.                                            81,750
       5,500    Herman Miller, Inc.                                    199,980
       3,500    Hilton Hotels Corporation                              122,150
       2,500    IAC/InterActiveCorp(a)                                  92,900
         500    International Speedway Corporation                      25,520
       2,500    ITT Educational Services, Inc.(a)                      165,925
       2,500    Limited Brands, Inc.                                    72,350
       3,000    Mattel, Inc.                                            67,980
       5,000    MSC Industrial Direct Company, Inc.                    195,750
       1,500    OfficeMax, Inc.                                         74,475
       5,500    O'Reilly Automotive, Inc.(a)                           176,330
       1,500    Phillips-Van Heusen Corporation                         75,255
       1,000    Ross Stores, Inc.                                       29,300
       3,000    Saks, Inc.(a)                                           53,460
       2,000    Scholastic Corporation(a)                               71,680
       3,000    Service Corporation International                       30,750
       1,500    Snap-on, Inc.                                           71,460
                                                                 -------------
                                                                     2,894,319
                                                                 -------------
                CONSUMER STAPLES - 3.2%
       5,400    Church & Dwight Company, Inc.                          230,310
       4,650    Dean Foods Company(a)                                  196,602
       6,000    Hormel Foods Corporation                               224,040
       4,700    J.M. Smucker Company                                   227,809
       8,850    PepsiAmericas, Inc.                                    185,673
                                                                 -------------
                                                                     1,064,434
                                                                 -------------
                ENERGY - 9.8%
       4,760    Cameron International Corporation(a)                   252,518
       6,000    FMC Technologies, Inc.(a)                              369,780
       4,300    Lone Star Technologies, Inc.(a)                        208,163
       5,350    Murphy Oil Corporation                                 272,048

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 96.1% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
                ENERGY - 9.8% (CONTINUED)
       2,800    Newfield Exploration Company(a)                  $     128,660
       2,680    Noble Corporation                                      204,082
       4,900    Patterson-UTI Energy, Inc.                             113,827
       5,900    Peabody Energy Corporation                             238,419
       3,800    Pogo Producing Company                                 184,072
       5,000    Pride International, Inc.(a)                           150,000
       6,500    Smith International, Inc.                              266,955
      11,600    Valero Energy Corporation                              593,456
       5,150    XTO Energy, Inc.                                       242,307
                                                                 -------------
                                                                     3,224,287
                                                                 -------------
                FINANCIALS - 17.1%
       8,400    American Financial Group, Inc.                         301,644
       7,300    Associated Banc-Corp                                   254,624
       6,000    Bank of Hawaii Corporation                             323,700
      10,050    Berkley (W.R.) Corporation                             346,825
       9,000    Brown & Brown, Inc.                                    253,890
       5,500    Compass Bancshares, Inc.                               328,075
       5,600    Cullen/Frost Bankers, Inc.                             312,592
      10,250    Eaton Vance Corporation                                338,353
       2,600    Everest Re Group Ltd.                                  255,086
       9,300    HCC Insurance Holdings, Inc.                           298,437
       6,200    Investors Financial Services Corporation               264,554
      10,400    Jefferies Group, Inc.                                  278,928
       2,900    Legg Mason, Inc.                                       275,645
       4,600    Liberty Property Trust                                 226,044
       2,700    Mercantile Bankshares Corporation                      126,333
       6,941    Potlatch Corporation                                   304,154
       4,000    Radian Group, Inc.                                     215,640
       7,000    Rayonier, Inc.                                         287,350
       9,500    TCF Financial Corporation                              260,490
       3,300    Westamerica Bancorporation                             167,079
       5,200    Wilmington Trust Corporation                           219,284
                                                                 -------------
                                                                     5,638,727
                                                                 -------------
                HEALTH CARE - 12.7%
       1,400    Alcon, Inc.                                            156,478
       2,000    Applera Corporation - Applied Biosystems Group          73,380
       3,450    Barr Pharmaceuticals, Inc.(a)                          172,914
       2,500    Bio-Rad Laboratories, Inc. - Class A(a)                206,300
       1,500    Cephalon, Inc.(a)                                      105,615
       6,000    Cerner Corporation(a)                                  273,000
       8,000    Community Health Systems, Inc.(a)                      292,160
       8,700    Covance, Inc.(a)                                       512,517
       8,250    Coventry Health Care, Inc.(a)                          412,913
       5,600    DENTSPLY International, Inc.                           167,160
       1,000    Elan Corporation plc - ADR(a)                           14,750
       4,000    Fresenius Medical Care AG & Company - ADR              177,720

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 96.1% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
                HEALTH CARE - 12.7% (CONTINUED)
       7,800    Gilead Sciences, Inc.(a)                         $     506,454
       2,800    Henry Schein, Inc.(a)                                  137,144
         500    Millipore Corporation(a)                                33,300
       8,700    Mylan Laboratories, Inc.                               173,652
       2,000    ResMed, Inc.(a)                                         98,440
       4,500    Techne Corporation(a)                                  249,525
       4,186    UnitedHealth Group, Inc.                               224,914
       4,600    Varian Medical Systems, Inc.(a)                        218,822
                                                                 -------------
                                                                     4,207,158
                                                                 -------------
                INDUSTRIALS - 14.0%
       3,000    Alexander & Baldwin, Inc.                              133,020
       7,500    AMETEK, Inc.                                           238,800
       5,000    ChoicePoint, Inc.(a)                                   196,900
       6,000    C.H. Robinson Worldwide, Inc.                          245,340
       3,000    Corporate Executive Board Company                      263,100
       6,000    Donaldson Company, Inc.                                208,260
       6,000    Expeditors International of Washington, Inc.           243,000
       7,000    Fastenal Company                                       251,160
       2,800    Goodrich Corporation                                   127,540
       6,000    Graco, Inc.                                            237,720
       3,000    Jacobs Engineering Group, Inc.(a)                      244,620
       3,000    L-3 Communications Holdings, Inc.                      245,340
       4,000    Manpower, Inc.                                         299,720
       4,500    Overseas Shipholding Group, Inc.                       253,350
       5,000    SPX Corporation                                        305,800
       4,500    Stericycle, Inc.(a)                                    339,750
       8,000    Swift Transportation Company, Inc.(a)                  210,160
       2,750    Teleflex, Inc.                                         177,540
       2,000    Thomas & Betts Corporation(a)                           94,560
       9,000    Trinity Industries, Inc.                               316,800
                                                                 -------------
                                                                     4,632,480
                                                                 -------------
                INFORMATION TECHNOLOGY - 14.5%
       8,000    Activision, Inc.(a)                                    137,920
       8,000    Acxiom Corporation                                     205,200
       8,500    ADC Telecommunications, Inc.(a)                        123,505
       5,000    ADTRAN, Inc.                                           113,500
       4,000    Advent Software, Inc.(a)                               141,160
       5,000    Alliance Data Systems Corporation(a)                   312,350
       8,000    Arrow Electronics, Inc.(a)                             252,400
       4,000    CDW Corporation                                        281,280
       4,500    CheckFree Corporation(a)                               180,720
       4,000    Cognizant Technology Solutions Corporation(a)          308,640
       7,500    Cree, Inc.(a)                                          129,900
       4,000    DST Systems, Inc.(a)                                   250,520
       5,500    Harris Corporation                                     252,230
      10,000    Integrated Device Technology, Inc.(a)                  154,800

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES    COMMON STOCKS - 96.1% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
                INFORMATION TECHNOLOGY - 14.5% (CONTINUED)
       9,000    Jack Henry & Associates, Inc.                    $     192,600
       7,000    Lam Research Corporation(a)                            354,340
       6,000    Macrovision Corporation(a)                             169,560
       5,000    Microchip Technology, Inc.                             163,500
       8,000    National Instruments Corporation                       217,920
       5,000    Plantronics, Inc.                                      106,000
       8,000    SanDisk Corporation(a)                                 344,240
       4,500    Silicon Laboratories, Inc.(a)                          155,925
       7,000    Xilinx, Inc.                                           166,670
       2,500    Zebra Technologies Corporation(a)                       86,975
                                                                 -------------
                                                                     4,801,855
                                                                 -------------
                MATERIALS - 7.5%
       5,000    Airgas, Inc.                                           202,600
       5,000    Albemarle Corporation                                  359,000
       4,500    Cabot Corporation                                      196,065
       5,700    Eagle Materials, Inc.                                  246,411
       2,000    Joy Global, Inc.                                        96,680
       3,500    Martin Marietta Materials, Inc.                        363,685
       5,000    Scotts Miracle-Gro Company (The) - Class A             258,250
       6,000    Sonoco Products Company                                228,360
       9,000    Steel Dynamics, Inc.                                   292,050
       8,000    Valspar Corporation (The)                              221,120
                                                                 -------------
                                                                     2,464,221
                                                                 -------------
                TELECOMMUNICATIONS SERVICES - 1.0%
       3,300    Telephone and Data Systems, Inc.                       179,289
       3,300    Telephone and Data Systems, Inc. - Special Shares      163,680
                                                                 -------------
                                                                       342,969
                                                                 -------------
                UTILITIES - 7.5%
       8,500    AGL Resources, Inc.                                    330,735
       8,300    Alliant Energy Corporation                             313,491
       9,700    Equitable Resources, Inc.                              404,975
       8,850    MDU Resources Group, Inc.                              226,914
       5,750    ONEOK, Inc.                                            247,940
       7,900    Pepco Holdings, Inc.                                   205,479
      10,800    Puget Energy, Inc.                                     273,888
       6,300    SCANA Corporation                                      255,906
       5,000    Wisconsin Energy Corporation                           237,300
                                                                 -------------
                                                                     2,496,628
                                                                 -------------

                TOTAL COMMON STOCKS (Cost $24,099,126)           $  31,767,078
                                                                 -------------

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   PAR VALUE    COMMERCIAL PAPER - 3.9%                              VALUE
--------------------------------------------------------------------------------
$  1,278,000    U.S. Bancorp N.A., discount, due 01/02/2007
                  (Cost $1,277,817)                              $   1,277,817
                                                                 -------------

================================================================================
      SHARES    MONEY MARKET FUNDS - 0.0%                            VALUE
--------------------------------------------------------------------------------
       1,669    AIM STIT - STIC Prime Portfolio - Institutional
                  Class (Cost $1,669)                            $       1,669
                                                                 -------------

                TOTAL INVESTMENTS AT VALUE - 100.0%
                  (Cost $25,378,612)                             $  33,046,564

                LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)          (3,855)
                                                                 -------------

                NET ASSETS - 100.0%                              $  33,042,709
                                                                 =============

(a) Non-income producing security.
ADR - American Depositary Receipt

See accompanying notes to portfolio of investments.

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================
   PAR VALUE    U.S. TREASURY AND AGENCY OBLIGATIONS - 23.7%         VALUE
--------------------------------------------------------------------------------
                U.S. Treasury Notes - 0.3%
$    100,000    5.625%, due 05/15/2008                           $     100,914
                                                                 -------------

                FEDERAL HOME LOAN BANK - 17.8%
     750,000    5.50%, due 02/21/2008                                  750,052
     735,000    5.10%, due 03/06/2008                                  734,297
   1,000,000    5.75%, due 04/20/2010                                1,000,618
   2,000,000    5.00%, due 08/16/2011                                1,971,604
   1,000,000    5.00%, due 06/13/2012                                  982,321
                                                                 -------------
                                                                     5,438,892
                                                                 -------------
                FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.9%
   1,500,000    5.35%, due 10/20/2008                                1,497,135
                                                                 -------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.7%
     225,000    3.00%, due 03/30/2007                                  223,848
                                                                 -------------

                TOTAL U.S. TREASURY AND AGENCY OBLIGATIONS
                  (Cost $7,346,201)                              $   7,260,789
                                                                 -------------

================================================================================
   PAR VALUE    MORTGAGE-BACKED SECURITIES - 24.1%                   VALUE
--------------------------------------------------------------------------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.8%
$     58,716    Pool #438434, 6.50%, due 01/15/2013              $      60,076
       6,081    Pool #470177, 7.00%, due 03/15/2014                      6,266
      26,809    Pool #518403, 7.00%, due 09/15/2014                     27,626
       1,030    Pool #181540, 8.00%, due 02/15/2017                      1,090
     209,631    Pool #581879, 6.50%, due 03/15/2017                    214,483
      16,337    Pool #493659, 6.50%, due 12/15/2018                     16,762
      77,984    Pool #476695, 6.50%, due 10/15/2023                     80,013
      37,543    Pool #366710, 6.50%, due 02/15/2024                     38,519
      28,909    Pool #453826, 7.25%, due 09/15/2027                     29,972
      51,858    Pool #412360, 7.00%, due 11/15/2027                     53,573
     185,967    Pool #447408, 7.00%, due 01/15/2028                    192,119
      15,829    Pool #454162, 7.00%, due 05/15/2028                     16,353
     114,246    Pool #780825, 6.50%, due 07/15/2028                    117,218
      24,387    Pool #2617, 7.50%, due 07/20/2028                       25,305
      24,343    Pool #158794, 7.00%, due 09/15/2028                     25,148
      20,374    Pool #486760, 6.50%, due 12/15/2028                     20,904
      74,314    Pool #781096, 6.50%, due 12/15/2028                     76,247
      73,880    Pool #781136, 7.00%, due 12/15/2028                     76,323
      53,100    Pool #506618, 7.00%, due 03/15/2029                     54,857
      12,575    Pool #511562, 7.50%, due 07/15/2030                     13,098
      84,969    Pool #448316, 6.50% due 04/15/2031                      87,179
      55,242    Pool #530606, 6.50% due 04/15/2031                      56,679
      29,455    Pool #545820, 7.00% due 06/15/2031                      30,429
     205,119    Pool #781330, 6.00%, due 09/15/2031                    207,979
      74,827    Pool #3228, 6.50%, due 04/20/2032                       76,493
     111,384    Pool #569903, 6.50%, due 06/15/2032                    114,281
     552,996    Pool #595934, 6.00%, due 09/15/2032                    560,706
      91,534    Pool #3927, 6.00%, due 11/20/2032                       92,810
                                                                 -------------
                                                                     2,372,508
                                                                 -------------
                FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.5%
     992,687    Pool #01173, 5.50%, due 06/01/2017                     991,973
   1,632,144    Pool #G18056, 5.00%, due 06/01/2020                  1,603,614
                                                                 -------------
                                                                     2,595,587
                                                                 -------------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   PAR VALUE    MORTGAGE-BACKED SECURITIES - 24.1% (CONTINUED)       VALUE
--------------------------------------------------------------------------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.8%
$    750,564    Pool #635149, 5.50%, due 07/01/2017              $     750,510
   1,703,219    Pool #255808, 5.00%, due 07/01/2025                  1,657,415
                                                                 -------------
                                                                     2,407,925
                                                                 -------------
                TOTAL MORTGAGE-BACKED SECURITIES
                  (Cost $7,547,798)                              $   7,376,020
                                                                 -------------

================================================================================
   PAR VALUE    CORPORATE BONDS - 34.4%                              VALUE
--------------------------------------------------------------------------------
                FINANCE - 17.7%
                American General Finance Corporation,
$  1,500,000      4.50%, due 11/15/2007                          $   1,491,281
                                                                 -------------
                CIT Group, Inc.,
   2,000,000      4.75%, due 12/15/2010                              1,958,654
                                                                 -------------
                JPMorgan Chase & Company,
   1,000,000      4.50%, due 01/15/2012                                964,302
                                                                 -------------
                Student Loan Marketing Association,
   1,000,000      5.125%, due 08/27/2012                               982,590
                                                                 -------------
                TOTAL FINANCE CORPORATE BONDS                        5,396,827
                                                                 -------------

                INDUSTRIAL - 16.7%
                Ford Motor Company,
   1,000,000      7.25%, due 10/01/2008                              1,005,000
                                                                 -------------
                General Dynamics Corporation,
   1,750,000      4.50%, due 08/15/2010                              1,712,835
                                                                 -------------
                Hewlett-Packard Company,
   1,500,000      5.50%, due 07/01/2007                              1,501,640
                                                                 -------------
                Praxair, Inc.,
     885,000      4.75%, due 07/15/2007                                882,787
                                                                 -------------

                TOTAL INDUSTRIAL CORPORATE BONDS                     5,102,262
                                                                 -------------

                TOTAL CORPORATE BONDS (Cost $10,706,721)         $  10,499,089
                                                                 -------------

================================================================================
   PAR VALUE    COMMERCIAL PAPER - 17.7%                             VALUE
--------------------------------------------------------------------------------
$  1,500,000    American Express,0discount, due 01/02/2007       $   1,499,786
     898,000    General Electric Capital Corporation, discount,
                  due 01/02/2007                                       897,873
   1,500,000    Prudential Funding, discount, due 01/02/2007         1,499,787
   1,500,000    U.S. Bancorp N.A., discount, due 01/02/2007          1,499,786
                                                                 -------------
                TOTAL COMMERCIAL PAPER (Cost $5,397,232)         $   5,397,232
                                                                 -------------

================================================================================
      SHARES    MONEY MARKET FUNDS - 0.0%                            VALUE
--------------------------------------------------------------------------------
       3,921    AIM STIT - STIC Prime Portfolio - Institutional
                  Class (Cost $3,921)                            $       3,921
                                                                 -------------

                TOTAL INVESTMENTS AT VALUE - 99.9%
                  (Cost $31,001,873)                             $  30,537,051

                OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%            26,419
                                                                 -------------

                NET ASSETS - 100.0%                              $  30,563,470
                                                                 =============

See accompanying notes to portfolio of investments.

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================
                ALABAMA FIXED RATE REVENUE AND GENERAL
   PAR VALUE    OBLIGATION (GO) BONDS - 97.1%                        VALUE
--------------------------------------------------------------------------------
                Alabama Special Care Facilities Financing Auth.,
                  Birmingham, Rev.,
$    500,000      4.50%, due 11/01/2009, ETM                     $     510,530
     400,000      5.375%, due 11/01/2012, ETM                          402,536
                                                                 -------------
                                                                       913,066
                                                                 -------------
                Alabama Special Care Facilities Financing Auth.,
                  Mobile Hospital, Rev.,
     250,000      4.50%, due 11/01/2010, ETM                           256,138
                                                                 -------------
                Alabama State Federal Highway Financing Authority, Rev.,
     210,000      5.00%, due 03/01/2009                                215,947
     300,000      5.00%, due 03/01/2016                                316,572
                                                                 -------------
                                                                       532,519
                                                                 -------------
                Alabama State, GO,
     500,000      3.00%, due 09/01/2007                                497,385
     250,000      5.00%, due 06/01/2012                                260,807
     300,000      5.00%, due 09/01/2016                                315,354
                                                                 -------------
                                                                     1,073,546
                                                                 -------------
                Alabama State Parks System Improvement, GO,
     200,000      5.50%, due 06/01/2010                                212,008
                                                                 -------------
                Alabama State Public School & College Auth.,
                  Capital Improvements, Rev.,
     300,000      5.00%, due 02/01/2010                                311,523
     475,000      5.00%, due 11/01/2012                                492,860
     600,000      5.125%, due 11/01/2013                               623,886
     525,000      5.125%, due 11/01/2015                               545,900
                                                                 -------------
                                                                     1,974,169
                                                                 -------------
                Alabama State Public School & College Auth., Rev.,
     355,000      5.00%, due 05/01/2010                                369,839
                                                                 -------------
                Alabama Water Pollution Control Auth., Rev.,
     500,000      5.00%, due 08/15/2010                                522,545
                                                                 -------------
                Anniston, AL, Waterworks & Sewer, Rev.,
     400,000      4.00%, due 06/01/2015                                403,124
                                                                 -------------
                Athens, AL, Electric Revenue Warrants,
     500,000      3.00%, due 06/01/2011                                478,810
                                                                 -------------
                Athens, AL, School Warrants,
     335,000      5.05%, due 08/01/2015                                345,117
                                                                 -------------
                Auburn, AL, Capital Improvements, School Warrants, GO,
     225,000      5.00%, due 08/01/2012                                239,055
                                                                 -------------
                Auburn, AL, GO,
     300,000      4.00%, due 08/01/2007                                300,669
     285,000      4.25%, due 08/01/2009                                289,110
                                                                 -------------
                                                                       589,779
                                                                 -------------
                Auburn, AL, Water Works Board, Rev.,
     335,000      5.00%, due 07/01/2015                                355,043
                                                                 -------------
                Auburn University, AL, General Fee Rev.,
     400,000      4.45%, due 06/01/2011                                406,896
                                                                 -------------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                ALABAMA FIXED RATE REVENUE AND GENERAL
   PAR VALUE    OBLIGATION (GO) BONDS - 97.1% (CONTINUED)            VALUE
--------------------------------------------------------------------------------
                Baldwin Co., AL, Board of Education, Revenue Warrants,
$    200,000      5.20%, due 06/01/2009                          $     204,140
     300,000      5.00%, due 06/01/2010                                312,147
                                                                 -------------
                                                                       516,287
                                                                 -------------
                Baldwin Co., AL, GO,
     500,000      4.50%, due 11/01/2008                                507,295
     200,000      5.00%, due 02/01/2015                                213,478
                                                                 -------------
                                                                       720,773
                                                                 -------------
                Birmingham, AL, Industrial Water Board, Rev.,
     100,000      6.00%, due 07/01/2007                                101,176
                                                                 -------------
                Birmingham, AL, Special Care Facilities
                  Financing Authority, Rev.,
     300,000      3.70%, due 06/01/2009                                299,946
                                                                 -------------
                Decatur, AL, GO, Warrants,
     300,000      5.00%, due 06/01/2009                                305,388
                                                                 -------------
                Decatur, AL, Water Rev.,
     100,000      5.00%, due 05/01/2014                                103,732
                                                                 -------------
                Dothan, AL, GO,
     500,000      5.50%, due 09/01/2014                                528,385
                                                                 -------------
                Fairhope, AL, Warrants,
     295,000      5.10%, due 06/01/2014                                309,664
                                                                 -------------
                Florence, AL, School Warrants,
     200,000      4.65%, due 12/01/2012                                206,946
                                                                 -------------
                Foley, AL, Utilities Board, Rev.,
     500,000      4.00%, due 11/01/2007                                501,580
                                                                 -------------
                Homewood, AL, Board of Education, Capital
                  Outlay Warrants,
     300,000      4.00%, due 02/01/2007                                300,093
                                                                 -------------
                Homewood, AL, GO,
     500,000      5.00%, due 09/01/2014                                530,735
                                                                 -------------
                Houston Co., AL, GO,
     300,000      5.60%, due 10/15/2014                                321,144
                                                                 -------------
                Huntsville, AL, Capital Improvements, GO,
     100,000      3.25%, due 11/01/2010                                 98,084
                                                                 -------------
                Huntsville, AL, Electric Systems, Rev.,
     250,000      4.80%, due 12/01/2012                                256,712
                                                                 -------------
                Huntsville, AL, GO,
     200,000      4.50%, due 08/01/2007                                201,022
     400,000      5.50%, due 08/01/2009                                418,312
     500,000      5.00%, due 08/01/2011                                526,970
     250,000      5.25%, due 11/01/2012                                259,153
                                                                 -------------
                                                                     1,405,457
                                                                 -------------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                ALABAMA FIXED RATE REVENUE AND GENERAL
   PAR VALUE    OBLIGATION (GO) BONDS - 97.1% (CONTINUED)            VALUE
--------------------------------------------------------------------------------
                Huntsville, AL, Water Systems, Rev.,
$    200,000      4.70%, due 11/01/2013                          $     205,036
                                                                 -------------
                Jefferson Co., AL, Sewer Rev.,
     225,000      5.00%, due 02/01/2041, Prerefunded
                  02/01/11 @ 101                                       237,760
                                                                 -------------
                Madison, AL, Warrants,
     200,000      4.40%, due 02/01/2011                                204,034
     400,000      4.85%, due 02/01/2013                                412,232
                                                                 -------------
                                                                       616,266
                                                                 -------------
                Madison Co., AL, Board of Education, Capital
                  Outlay Tax Antic. Warrants,
     400,000      5.20%, due 03/01/2011                                421,060
                                                                 -------------
                Mobile, AL, GO,
     275,000      6.20%, due 02/15/2007, ETM                           275,850
     100,000      4.50%, due 08/01/2013                                103,795
     400,000      4.75%, due 02/15/2014                                418,980
                                                                 -------------
                                                                       798,625
                                                                 -------------
                Montgomery, AL, GO,
     500,000      5.10%, due 10/01/2008                                511,710
     300,000      5.00%, due 11/01/2015                                315,879
                                                                 -------------
                                                                       827,589
                                                                 -------------
                Montgomery, AL, Waterworks & Sanitation, Rev.,
     500,000      5.00%, due 09/01/2008                                511,320
     350,000      5.25%, due 09/01/2011                                372,754
                                                                 -------------
                                                                       884,074
                                                                 -------------
                Mountain Brook, AL, City Board of Education,
                  Capital Outlay Warrants,
     405,000      4.80%, due 02/15/2011                                405,510
                                                                 -------------
                Opelika, AL, GO,
     210,000      4.00%, due 03/01/2010                                212,113
                                                                 -------------
                Scottsboro, AL, Waterworks Sewer & Gas Board, Rev.,
     200,000      4.35%, due 08/01/2011                                203,076
                                                                 -------------
                Shelby Co., AL, Board of Education, Rev. Warrants,
     500,000      4.80%, due 02/01/2011                                515,065
                                                                 -------------
                St. Clair Co., AL, GO,
     145,000      4.00%, due 08/01/2013                                147,604
     205,000      4.00%, due 08/01/2014                                208,733
                                                                 -------------
                                                                       356,337
                                                                 -------------
                Trussville, AL, Warrants,
     400,000      4.30%, due 10/01/2010                                408,604
                                                                 -------------
                Tuscaloosa, AL, Board of Education, GO,
     300,000      4.625%, due 08/01/2008                               301,662
                                                                 -------------
                Tuscaloosa, AL, Board of Education, Special
                  Tax Warrants,
     300,000      4.85%, due 02/15/2013                                300,405
                                                                 -------------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                ALABAMA FIXED RATE REVENUE AND GENERAL
   PAR VALUE    OBLIGATION (GO) BONDS - 97.1% (CONTINUED)            VALUE
--------------------------------------------------------------------------------
                Tuscaloosa, AL, Warrants, GO,
$    300,000      5.00%, due 02/15/2007                          $     300,504
     145,000      4.25%, due 02/15/2011                                147,899
     500,000      5.45%, due 01/01/2014                                529,885
                                                                 -------------
                                                                       978,288
                                                                 -------------
                Tuscaloosa Co., AL, Warrants, GO,
     425,000      4.30%, due 10/01/2009                                432,718
     400,000      5.55%, due 01/01/2015, Prerefunded 01/01/10
                  @ 101                                                425,036
                                                                 -------------
                                                                       857,754
                                                                 -------------
                University of Alabama, AL, General Fee Rev.,
     240,000      4.10%, due 12/01/2013                                244,956
                                                                 -------------
                University of Alabama, AL, Series A, Rev.,
     375,000      4.00%, due 10/01/2010                                379,684
                                                                 -------------
                Vestavia Hills, AL, Warrants,
     565,000      5.00%, due 02/01/2012                                597,640
                                                                 -------------

                TOTAL ALABAMA FIXED RATE REVENUE AND GENERAL
                  OBLIGATION (GO) BONDS (Cost $24,558,307)       $  24,929,260
                                                                 -------------

================================================================================
      SHARES    MONEY MARKET FUNDS - 1.7%                            VALUE
--------------------------------------------------------------------------------
     427,197    Alpine Muncipal Money Market Fund - Class I
                  (Cost $427,197)                                $     427,197
                                                                 -------------

                TOTAL INVESTMENTS AT VALUE - 98.8%
                  (Cost $24,985,504)                             $  25,356,457

                OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%           300,825
                                                                 -------------

                NET ASSETS - 100.0%                              $  25,657,282
                                                                 =============

See accompanying notes to portfolio of investments.

THE GOVERNMENT STREET FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)


1.   SECURITIES VALUATION

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund, The Government Street Bond Fund and The Alabama Tax Free Bond Fund are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.


2.   INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of December 31, 2006:


                                      The             The             The
                                   Government      Government      Government      The Alabama
                                 Street Equity       Street       Street Bond     Tax Free Bond
                                     Fund         Mid-Cap Fund       Fund             Fund
                                 -------------    ------------    ------------    -------------
Cost of portfolio investments     $ 48,405,839    $ 25,378,612    $ 31,001,873     $ 25,053,775
                                  ============    ============    ============    =============

Gross unrealized appreciation     $ 43,235,699    $  8,210,780    $     27,139     $    395,833

Gross unrealized depreciation         (309,428)       (542,828)       (491,961)         (93,151)
                                  ------------    ------------    ------------    -------------

Net unrealized appreciation
(depreciation)                    $ 42,926,271    $  7,667,952    $   (464,822)    $    302,682
                                  ============    ============    ============    =============

THE GOVERNMENT STREET FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)


The difference between the federal income tax cost of portfolio investments and the financial statement cost for The Alabama Tax Free Bond Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS - 67.7%                                     VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 4.8%
     5,000   J.C. Penney Company, Inc.                             $    386,800
    13,000   Lowe's Companies, Inc.                                     404,950
    12,500   McDonald's Corporation                                     554,125
    22,000   Staples, Inc.                                              587,400
     8,500   Target Corporation                                         484,925
                                                                  --------------
                                                                      2,418,200
                                                                  --------------
             CONSUMER STAPLES - 6.7%
     8,500   Archer-Daniels-Midland Company                             271,660
     9,900   Coca-Cola Company (The)                                    477,675
    16,500   Constellation Brands, Inc.(a)                              478,830
    17,800   CVS Corporation                                            550,198
    13,000   PepsiCo, Inc.                                              813,150
     9,000   Procter & Gamble Company (The)                             578,430
     6,000   Sysco Corporation                                          220,560
                                                                  --------------
                                                                      3,390,503
                                                                  --------------
             ENERGY - 5.9%
     7,000   Chevron Corporation                                        514,710
     6,000   ConocoPhillips                                             431,700
     4,500   Exxon Mobil Corporation                                    344,835
    14,500   Nabors Industries Ltd.(a)                                  431,810
     5,300   Noble Corporation                                          403,595
     7,900   Schlumberger Ltd                                           498,964
     9,000   Smith International, Inc.                                  369,630
                                                                  --------------
                                                                      2,995,244
                                                                  --------------
             FINANCIALS - 14.6%
    10,000   American International Group, Inc.                         716,600
    13,000   Bank of America Corporation                                694,070
     9,500   Chubb Corporation (The)                                    502,645
    10,000   CIT Group, Inc.                                            557,700
     5,500   Franklin Resources, Inc.                                   605,935
     8,000   Lehman Brothers Holdings, Inc.                             624,960
     6,500   Merrill Lynch & Company, Inc.                              605,150
     9,000   MetLife, Inc.                                              531,090
     8,000   Morgan Stanley                                             651,440
     6,000   PNC Financial Services Group, Inc.                         444,240
     6,150   Prudential Financial, Inc.                                 528,039
    10,000   St. Paul Travelers Companies, Inc. (The)                   536,900
     7,000   Wachovia Corporation                                       398,650
                                                                  --------------
                                                                      7,397,419
                                                                  --------------
             HEALTH CARE - 9.9%
    12,000   Aetna, Inc.                                                518,160
     9,700   Amgen, Inc.(a)                                             662,607
     5,600   Genentech, Inc.(a)                                         454,328
     6,000   Gilead Sciences, Inc.(a)                                   389,580
     6,300   Johnson & Johnson                                          415,926
    14,800   Teva Pharmaceutical Industries Ltd. - ADR                  459,984
    14,000   Thermo Fisher Scientific, Inc.(a)                          634,060
    10,200   UnitedHealth Group, Inc.                                   548,046
     7,100   WellPoint, Inc.(a)                                         558,699
     5,000   Zimmer Holdings, Inc.(a)                                   391,900
                                                                  --------------
                                                                      5,033,290
                                                                  --------------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 67.7% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             INDUSTRIALS - 7.6%
    14,000   Dover Corporation                                     $    686,280
    29,000   General Electric Company                                 1,079,090
    10,000   ITT Industries, Inc.                                       568,200
    11,000   Norfolk Southern Corporation                               553,190
     5,400   Textron, Inc.                                              506,358
     7,200   United Technologies Corporation                            450,144
                                                                  --------------
                                                                      3,843,262
                                                                  --------------
             INFORMATION TECHNOLOGY - 13.7%
     9,300   Accenture Ltd. - Class A                                   343,449
    22,000   Applied Materials, Inc.                                    405,900
    36,000   Cisco Systems, Inc.(a)                                     983,880
    21,400   Corning, Inc.(a)                                           400,394
       900   Google, Inc.(a)                                            414,432
    13,200   Harris Corporation                                         605,352
     6,000   International Business Machines Corporation                582,900
     9,200   MEMC Electronic Materials, Inc.(a)                         360,088
    26,000   Microsoft Corporation                                      776,360
    31,000   Motorola, Inc.                                             637,360
    34,000   Oracle Corporation(a)                                      582,760
    13,000   Qualcomm, Inc.                                             491,270
    18,000   Western Digital Corporation(a)                             368,280
                                                                  --------------
                                                                      6,952,425
                                                                  --------------
             MATERIALS - 2.3%
     3,800   Alleghany Technologies, Inc.                               344,584
     9,600   du Pont (E.I.) de Nemours and Company                      467,616
     6,000   Praxair, Inc.                                              355,980
                                                                  --------------
                                                                      1,168,180
                                                                  --------------
             TELECOMMUNICATIONS SERVICES - 2.2%
     8,300   America Movil S.A. de C.V. - Series L - ADR                375,326
    20,000   AT&T, Inc.                                                 715,000
                                                                  --------------
                                                                      1,090,326
                                                                  --------------

             TOTAL COMMON STOCKS (Cost $25,592,931)                $ 34,288,849
                                                                  --------------

================================================================================
 PAR VALUE   U.S. TREASURY OBLIGATIONS - 3.8%                          VALUE
--------------------------------------------------------------------------------
             U.S. TREASURY NOTES - 3.3%
$  500,000   4.00%, due 02/15/2014                                 $    478,614
 1,250,000   4.25%, due 11/15/2014                                    1,212,597
                                                                  --------------
                                                                      1,691,211
                                                                  --------------
             U.S. TREASURY INFLATION-PROTECTION NOTES - 0.5%
   261,156   3.375%, due 01/15/2007                                     260,707
                                                                  --------------

             TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,009,621)     $  1,951,918
                                                                  --------------

================================================================================
 PAR VALUE   U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.1%                 VALUE
--------------------------------------------------------------------------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.7%
$  500,000   4.625%, due 12/19/2008                                $    496,311
 1,000,000   6.625%, due 09/15/2009                                   1,041,499
   300,000   5.125%, due 07/15/2012                                     302,142
   500,000   5.25% due 04/18/2016                                       510,202
                                                                  --------------
                                                                      2,350,154
                                                                  --------------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.1% (CONTINUED)     VALUE
--------------------------------------------------------------------------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.4%
$  250,000   4.00%, due 12/14/2007                                 $    247,010
   250,000   7.25%, due 01/15/2010                                      265,974
   200,000   5.50%, due 03/15/2011                                      204,232
                                                                  --------------
                                                                        717,216
                                                                  --------------

             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
              (Cost $2,988,713)                                    $  3,067,370
                                                                  --------------

================================================================================
 PAR VALUE   MORTGAGE-BACKED SECURITIES - 4.8%                         VALUE
--------------------------------------------------------------------------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.2%
$   22,066   Pool #1471, 7.00%, due 03/01/2008                     $     22,024
    96,885   Pool #E00616, 6.00%, due 01/01/2014                         98,189
    34,032   Pool #E90624, 6.00%, due 08/01/2017                         34,490
   473,715   Pool #A43942, 5.50%, due 03/01/2036                        468,435
                                                                  --------------
                                                                        623,138
                                                                  --------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.5%
   258,423   Pool #618465, 5.00%, due 12/01/2016                        253,994
   344,529   Pool #684231, 5.00%, due 01/01/2018                        338,624
   310,181   Pool #255455, 5.00%, due 10/01/2024                        302,011
   502,039   Pool #255702, 5.00%, due 05/01/2025                        488,537
    68,485   Pool #489757, 6.00%, due 04/01/2029                         68,950
   336,425   Pool #808413, 5.50%, due 01/01/2035                        332,458
                                                                  --------------
                                                                      1,784,574
                                                                  --------------
             GOVERNMENT NATIONAL MORTAGE ASSOCIATION - 0.1%
    47,565   Pool #781344, 6.50%, due 10/01/2031                         48,802
                                                                  --------------

             TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,487,157)    $  2,456,514
                                                                  --------------

================================================================================
 PAR VALUE   CORPORATE BONDS - 13.4%                                   VALUE
--------------------------------------------------------------------------------
             Alcoa, Inc.,
$  250,000      6.50%, due 06/01/2011                              $    260,943
             American Express Company,
   150,000      4.875%, due 07/15/2013                                  146,452
             American International Group, Inc.,
   200,000      5.60%, due 10/18/2016                                   201,860
             Anheuser-Busch Companies, Inc.,
   249,000      5.375%, due 09/15/2008                                  248,474
             BB&T Corporation,
   325,000      6.50% , due 08/01/2011                                  340,752
             Burlington Resources, Inc.,
   350,000      6.68%, due 02/15/2011                                   367,618
             Citigroup, Inc.,
   200,000      5.00%, due 03/06/2007                                   199,860
             ConocoPhillips,
   200,000      4.75%, due 10/15/2012                                   195,015
             Deutsche Telekom AG,
   300,000      8.00%, due 06/15/2010                                   324,850
             Dover Corporation,
   345,000      6.50%, due 02/15/2011                                   359,065
             Duke Realty L.P., Medium Term Notes,
   390,000      6.75%, due 05/30/2008                                   396,938
             FPL Group Capital, Inc.,
   300,000      7.375%, due 06/01/2009                                  313,927

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   CORPORATE BONDS - 13.4% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
             General Dynamics Corporation,
$  125,000      4.25%, due 05/15/2013                              $    118,126
             Goldman Sachs Group, Inc.,
   350,000      6.65%, due 05/15/2009                                   361,341
             GTE Northwest, Inc.,
   300,000      6.30%, due 06/01/2010                                   305,908
             HSBC Finance Corporation,
   300,000      6.40%, due 06/17/2008                                   304,597
             Illinois Tool Works, Inc.,
   216,000      5.75%, due 03/01/2009                                   218,410
             International Business Machines Corporation,
   175,000      4.375%, due 06/01/2009                                  171,990
             JPMorgan Chase & Company,
   300,000      6.75%, due 02/01/2011                                   315,393
             May Department Stores Company,
   260,000      5.95%, due 11/01/2008                                   261,765
             Morgan Stanley,
   250,000      5.30%, due 03/01/2013                                   249,252
             SunTrust Banks, Inc.
   300,000      6.00%, due 01/15/2028                                   312,254
             Union Camp Corporation,
   300,000      6.50%, due 11/15/2007                                   301,467
             United Technologies Corporation,
   250,000      6.10%, due 05/15/2012                                   259,642
             Wachovia Corporation,
   250,000      5.25%, due 08/01/2014                                   246,955
                                                                  --------------

             TOTAL CORPORATE BONDS (Cost $6,676,639)               $  6,782,854
                                                                  --------------

================================================================================
 PAR VALUE   MUNICIPAL DEBT SECURITIES - 0.5%                          VALUE
--------------------------------------------------------------------------------
$  230,000   Virginia State Resources Authority, Infrastructure,
              Revenue, 5.90%, due 05/01/2011 (Cost $234,600)       $    236,767
                                                                  --------------

================================================================================
 PAR VALUE   REGIONAL AUTHORITY BONDS - 0.4%                           VALUE
--------------------------------------------------------------------------------
$  205,000   Manitoba (Province of), Medium Term Notes,
                5.50%, due 10/01/2008 (Cost $203,692)              $    206,418
                                                                  --------------

================================================================================
    SHARES   MONEY MARKET FUNDS - 3.7%                                 VALUE
--------------------------------------------------------------------------------
 1,870,981   Fidelity Institutional Money Market Portfolio
              (Cost $1,870,981)                                    $  1,870,981
                                                                  --------------

             TOTAL INVESTMENTS AT VALUE - 100.4%
              (Cost $42,064,334)                                   $ 50,861,671

             LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)            (179,721)
                                                                  --------------

             NET ASSETS - 100.0%                                   $ 50,681,950
                                                                  ==============


(a)Non-income producing security.
ADR - American Depositary Receipt.

See accompanying notes to portfolio of investments.

THE JAMESTOWN EQUITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS - 99.9%                                     VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 7.0%
     6,000   J.C. Penney Company, Inc.                             $    464,160
    11,000   Lowe's Companies, Inc.                                     342,650
    14,000   McDonald's Corporation                                     620,620
    23,500   Staples, Inc.                                              627,450
    10,500   Target Corporation                                         599,025
                                                                  --------------
                                                                      2,653,905
                                                                  --------------
             CONSUMER STAPLES - 9.3%
     9,900   Archer-Daniels-Midland Company                             316,404
    11,000   Coca-Cola Company (The)                                    530,750
    19,000   Constellation Brands, Inc.(a)                              551,380
    20,000   CVS Corporation                                            618,200
    14,000   PepsiCo, Inc.                                              875,700
     9,500   Procter & Gamble Company (The)                             610,565
                                                                  --------------
                                                                      3,502,999
                                                                  --------------
             ENERGY - 8.7%
     8,000   Chevron Corporation                                        588,240
     6,000   ConocoPhillips                                             431,700
     5,000   Exxon Mobil Corporation                                    383,150
    15,000   Nabors Industries Ltd.(a)                                  446,700
     5,700   Noble Corporation                                          434,055
     9,100   Schlumberger Ltd                                           574,756
    10,000   Smith International, Inc.                                  410,700
                                                                  --------------
                                                                      3,269,301
                                                                  --------------
             FINANCIALS - 22.1%
    11,000   American International Group, Inc.                         788,260
    14,000   Bank of America Corporation                                747,460
    11,200   Chubb Corporation (The)                                    592,592
    10,500   CIT Group, Inc.                                            585,585
     6,200   Franklin Resources, Inc.                                   683,054
     9,000   Lehman Brothers Holdings, Inc.                             703,080
     7,600   Merrill Lynch & Company, Inc.                              707,560
    10,000   MetLife, Inc.                                              590,100
     8,400   Morgan Stanley                                             684,012
     7,000   PNC Financial Services Group, Inc.                         518,280
     7,050   Prudential Financial, Inc.                                 605,313
    10,700   St. Paul Travelers Companies, Inc. (The)                   574,483
     9,500   Wachovia Corporation                                       541,025
                                                                  --------------
                                                                      8,320,804
                                                                  --------------

THE JAMESTOWN EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 99.9% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             HEALTH CARE - 14.5%
    12,500   Aetna, Inc.                                           $    539,750
    10,500   Amgen, Inc.(a)                                             717,255
     6,100   Genentech, Inc.(a)                                         494,893
     6,500   Gilead Sciences, Inc.(a)                                   422,045
     7,200   Johnson & Johnson                                          475,344
    16,000   Teva Pharmaceutical Industries Ltd. - ADR                  497,280
    15,000   Thermo Fisher Scientific, Inc.(a)                          679,350
    11,800   UnitedHealth Group, Inc.                                   634,014
     8,100   WellPoint, Inc.(a)                                         637,389
     5,000   Zimmer Holdings, Inc.(a)                                   391,900
                                                                  --------------
                                                                      5,489,220
                                                                  --------------
             INDUSTRIALS - 11.1%
    15,000   Dover Corporation                                          735,300
    31,000   General Electric Company                                 1,153,510
    11,200   ITT Industries, Inc.                                       636,384
    12,000   Norfolk Southern Corporation                               603,480
     6,000   Textron, Inc.                                              562,620
     7,900   United Technologies Corporation                            493,908
                                                                  --------------
                                                                      4,185,202
                                                                  --------------
             INFORMATION TECHNOLOGY - 20.6%
    10,150   Accenture Ltd. - Class A                                   374,840
    23,000   Applied Materials, Inc.                                    424,350
    40,000   Cisco Systems, Inc.(a)                                   1,093,200
    24,800   Corning, Inc.(a)                                           464,008
     1,050   Google, Inc.(a)                                            483,504
    14,500   Harris Corporation                                         664,970
     6,500   International Business Machines Corporation                631,475
    10,600   MEMC Electronic Materials, Inc.(a)                         414,884
    29,000   Microsoft Corporation                                      865,940
    35,250   Motorola, Inc.                                             724,740
    37,000   Oracle Corporation(a)                                      634,180
    14,500   Qualcomm, Inc.                                             547,955
    21,000   Western Digital Corporation(a)                             429,660
                                                                  --------------
                                                                      7,753,706
                                                                  --------------
             MATERIALS - 3.4%
     4,100   Alleghany Technologies, Inc.                               371,788
    10,500   du Pont (E.I.) de Nemours and Company                      511,455
     6,500   Praxair, Inc.                                              385,645
                                                                  --------------
                                                                      1,268,888
                                                                  --------------

THE JAMESTOWN EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 99.9% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             TELECOMMUNICATIONS SERVICES - 3.2%
     9,200   America Movil S.A. de C.V. - Series L - ADR           $    416,024
    22,000   AT&T, Inc.                                                 786,500
                                                                  --------------
                                                                      1,202,524
                                                                  --------------

             TOTAL COMMON STOCKS (Cost $28,783,600)                $ 37,646,549
                                                                  --------------

================================================================================
    SHARES   MONEY MARKET FUNDS - 1.3%                                 VALUE
--------------------------------------------------------------------------------
   505,354   Fidelity Institutional Money Market Portfolio
              (Cost $505,354)                                      $    505,354
                                                                  --------------

             TOTAL INVESTMENTS AT VALUE - 101.2%
              (Cost $29,288,954)                                   $ 38,151,903

             LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2%)            (454,082)
                                                                  --------------

             NET ASSETS - 100.0%                                   $ 37,697,821
                                                                  ==============


(a)Non-income producing security.
ADR - American Depositary Receipt.

See accompanying notes to portfolio of investments.

THE JAMESTOWN SELECT FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS - 98.0%                                     VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 14.4%
     6,207   American Eagle Outfitters, Inc.                       $    193,721
     7,445   Dillard's, Inc.                                            260,352
     2,820   Harley-Davidson, Inc.                                      198,725
     3,180   J.C. Penney Company, Inc.                                  246,005
     5,080   McDonald's Corporation                                     225,196
     3,900   Nordstrom, Inc.                                            192,426
     3,695   Sherwin-Williams Company (The)                             234,928
     7,080   TJX Companies, Inc. (The)                                  201,639
     2,615   VF Corporation                                             214,639
     6,060   Walt Disney Company (The)                                  207,676
                                                                  --------------
                                                                      2,175,307
                                                                  --------------
             CONSUMER STAPLES - 4.7%
     4,270   Archer-Daniels-Midland Company                             136,469
     6,150   CVS Corporation                                            190,096
     2,720   Procter & Gamble Company (The)                             174,814
     5,850   SUPERVALU, INC.                                            209,138
                                                                  --------------
                                                                        710,517
                                                                  --------------
             ENERGY - 5.2%
     3,950   ENSCO International, Inc.                                  197,737
     6,050   Halliburton Company                                        187,852
     6,265   Nabors Industries Ltd.(a)                                  186,572
     5,080   Smith International, Inc.                                  208,636
                                                                  --------------
                                                                        780,797
                                                                  --------------
             FINANCIALS - 18.7%
     3,440   Allstate Corporation (The)                                 223,978
     2,260   Ambac Financial Group, Inc.                                201,298
     2,770   American International Group, Inc.                         198,498
     6,060   Berkley (W.R.) Corporation                                 209,131
     3,695   Chubb Corporation (The)                                    195,502
     3,800   CIT Group, Inc.                                            211,926
     1,285   Goldman Sachs Group, Inc. (The)                            256,165
     3,950   JPMorgan Chase & Company                                   190,785
     2,820   Lehman Brothers Holdings, Inc.                             220,298
     2,465   Merrill Lynch & Company, Inc.                              229,492
     3,695   MetLife, Inc.                                              218,042
     2,975   Morgan Stanley                                             242,254
     4,155   St. Paul Travelers Companies, Inc. (The)                   223,082
                                                                  --------------
                                                                      2,820,451
                                                                  --------------

THE JAMESTOWN SELECT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 98.0% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             HEALTH CARE - 14.2%
     4,005   Aetna, Inc.                                           $    172,936
     2,615   Amgen, Inc.(a)                                             178,631
     1,640   CIGNA Corporation                                          215,775
     2,820   Johnson & Johnson                                          186,176
     3,850   McKesson Corporation                                       195,195
     3,850   Medco Health Solutions, Inc.(a)                            205,744
     9,490   Mylan Laboratories, Inc.                                   189,420
     4,725   Thermo Fisher Scientific, Inc.(a)                          213,995
     3,950   UnitedHealth Group, Inc.                                   212,234
     2,260   WellPoint, Inc.(a)                                         177,839
     4,005   Wyeth                                                      203,935
                                                                  --------------
                                                                      2,151,880
                                                                  --------------
             INDUSTRIALS - 12.6%
     2,465   Burlington Northern Santa Fe Corporation                   181,942
     5,385   CSX Corporation                                            185,406
     2,150   Eaton Corporation                                          161,551
     2,260   Lockheed Martin Corporation                                208,078
     3,900   Norfolk Southern Corporation                               196,131
     3,140   PACCAR, Inc.                                               203,786
     2,365   Parker Hannifin Corporation                                181,821
     3,545   Ryder System, Inc.                                         181,008
     2,150   Textron, Inc.                                              201,605
     2,150   Union Pacific Corporation                                  197,843
                                                                  --------------
                                                                      1,899,171
                                                                  --------------
             INFORMATION TECHNOLOGY - 20.0%
     6,060   Accenture Ltd. - Class A                                   223,796
     3,180   Alliance Data Systems Corporation(a)                       198,654
    10,875   Applied Materials, Inc.                                    200,644
     6,825   BMC Software, Inc.(a)                                      219,765
     4,520   Harris Corporation                                         207,287
     5,440   Hewlett-Packard Company                                    224,074
     4,005   Lam Research Corporation(a)                                202,733
     3,025   Lexmark International, Inc.(a)                             221,430
     5,440   MEMC Electronic Materials, Inc.(a)                         212,922
     7,240   Novellus Systems, Inc.(a)                                  249,201
    11,855   Oracle Corporation(a)                                      203,195
     9,390   QLogic Corporation(a)                                      205,829
     9,135   Sabre Holdings Corporation                                 291,315
     8,055   Western Digital Corporation(a)                             164,805
                                                                  --------------
                                                                      3,025,650
                                                                  --------------
             MATERIALS - 4.1%
     2,130   Allegheny Technologies, Inc.                               193,148
     3,695   Freeport-McMoRan Copper & Gold, Inc.                       205,922
     2,820   Precision Castparts Corporation                            220,750
                                                                  --------------
                                                                        619,820
                                                                  --------------

THE JAMESTOWN SELECT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 98.0% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             TELECOMMUNICATIONS SERVICES - 1.4%
     5,805   AT&T, Inc.                                            $    207,529
                                                                  --------------

             UTILITIES - 2.7%
    13,035   CMS Energy Corporation(a)                                  217,684
     3,280   FirstEnergy Corporation                                    197,489
                                                                  --------------
                                                                        415,173
                                                                  --------------

             TOTAL COMMON STOCKS (Cost $14,476,409)                $ 14,806,295
                                                                  --------------

================================================================================
    SHARES      MONEY MARKET FUNDS - 12.1%                             VALUE
--------------------------------------------------------------------------------
 1,824,513   Fidelity Institutional Money Market Portfolio
              (Cost $1,824,513)                                    $  1,824,513
                                                                  --------------

             TOTAL INVESTMENTS AT VALUE - 110.1%
              (Cost $16,300,922)                                   $ 16,630,808

             LIABILITIES IN EXCESS OF OTHER ASSETS - (10.1%)         (1,523,842)
                                                                  --------------

             NET ASSETS - 100.0%                                   $ 15,106,966
                                                                  ==============
(a) Non-income producing security.

 See accompanying notes to portfolio of investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
===============================================================================================================
             VIRGINIA REVENUE AND GENERAL
 PAR VALUE   OBLIGATION (GO) BONDS - 96.1%                                                            VALUE
---------------------------------------------------------------------------------------------------------------
              Alexandria, Virginia, GO,
$ 1,000,000     5.00%, due 06/15/2011, prerefunded 06/15/2010 @ 101                               $  1,053,330
              Arlington Co., Virginia, GO,
    500,000     4.10%, due 11/01/2018                                                                  505,465
              Fairfax Co., Virginia, Economic Dev. Authority, Revenue,
  1,000,000     5.00%, due 06/01/2018                                                                1,072,090
              Fairfax Co., Virginia, GO,
    700,000     5.00%, due 10/01/2011                                                                  743,071
              Fauquier Co., Virginia, GO,
    500,000     5.00%, due 07/01/2017                                                                  548,330
              Hampton, Virginia, GO,
  1,000,000     5.50%, due 02/01/2012, prerefunded 02/01/2010 @ 102                                  1,071,950
              Hanover Co., Virginia, GO,
  1,000,000     5.125%, due 07/15/2013                                                               1,047,120
              Hanover Co., Virginia, Industrial Dev. Authority, Revenue,
  1,000,000     6.50%, due 08/15/2009                                                                1,068,150
              Henrico Co., Virginia, Economic Dev. Authority, Revenue,
  1,000,000     5.50%, due 11/01/2008                                                                1,033,640
              James City, Virginia, School District, GO,
    500,000     5.00%, due 12/15/2018                                                                  542,435
              James City, Virginia, Service Authority, Water and Sewer, Revenue,
  1,000,000     5.125%, due 01/15/2017                                                               1,076,660
              Leesburg, Virginia, GO,
    500,000     5.00%, due 09/15/2016                                                                  549,855
              Loudoun Co., Virginia, GO,
    500,000     5.00%, due 07/01/2012                                                                  534,935
              Loudoun Co., Virginia, Industrial Dev. Authority, Public Facility Lease, Revenue,
  1,000,000     5.00%, due 03/01/2019                                                                1,062,030
              Loudoun Co., Virginia, Industrial Dev. Authority, Revenue,
    500,000     3.78%, floating rate, due 02/15/2038                                                   500,000
              Lynchburg, Virginia, GO,
    500,000     5.00%, due 06/01/2015                                                                  544,840
              Medical College of Virginia, Hospitals Authority, Revenue,
    700,000     5.00%, due 07/01/2013                                                                  726,663
              New Kent Co., Virginia, Economic Dev. Authority, Revenue,
    500,000     5.00%, due 02/01/2019                                                                  542,410
              Norfolk, Virginia, Water, Revenue,
  1,000,000     5.00%, due 11/01/2016                                                                1,055,250
              Portsmouth, Virginia, GO,
    310,000     5.00%, due 08/01/2017, prerefunded 08/01/07 @101                                       315,586
    290,000     5.00%, due 08/01/2017                                                                  294,869
              Richmond, Virginia, GO,
  1,000,000     5.45%, due 01/15/2008                                                                1,018,980
              Richmond, Virginia, Industrial Dev. Authority, Government Facilities, Revenue,
  1,010,000     4.75%, due 07/15/2010                                                                1,046,613
              Richmond, Virginia, Metropolitan Authority, Revenue,
  1,000,000     5.25%, due 07/15/2014                                                                1,098,380

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
===============================================================================================================
              VIRGINIA REVENUE AND GENERAL
 PAR VALUE    OBLIGATION (GO) BONDS - 96.1% (CONTINUED)                                               VALUE
---------------------------------------------------------------------------------------------------------------
              Southeastern Public Service Authority, Virginia, Revenue,
$ 1,000,000     5.00%, due 07/01/2015                                                             $  1,080,840
              Spotsylvania Co., Virginia, GO,
    500,000     5.00%, due 01/15/2016                                                                  538,660
              Suffolk, Virginia, GO,
  1,000,000     5.00%, due 12/01/2015                                                                1,031,170
              University of Virginia, Revenue,
  1,000,000     5.25%, due 06/01/2012                                                                1,046,040
              Upper Occoquan, Virginia, Sewer Authority, Revenue,
    250,000     5.15%, due 07/01/2020                                                                  279,775
              Virginia Beach, Virginia, GO,
    800,000     5.25%, due 08/01/2010                                                                  827,360
              Virginia College Building Authority, Educational Facilities, Revenue,
    500,000     5.00%, due 02/01/2017                                                                  536,255
    500,000     5.00%, due 04/01/2017                                                                  541,225
              Virginia Commonwealth Transportation Board, Federal Highway Reimbursement
              Anticipation Note, Revenue,
    500,000     5.00%, due 09/28/2015                                                                  546,020
              Virginia Commonwealth Transportation Board, Transportation Revenue,
    850,000     7.25%, due 05/15/2020                                                                  869,584
              Virginia Polytechnic Institute & State University, Revenue,
    500,000     5.00%, due 06/01/2016                                                                  543,675
              Virginia State, GO
    500,000     5.00%, due 06/01/2012                                                                  534,440
              Virginia State Public School Authority, Revenue,
    995,000     5.25%, due 08/01/2009                                                                1,035,208
              Virginia State Resource Authority, Revenue,
    500,000     5.50%, due 05/01/2017                                                                  531,876
                                                                                                 --------------

              TOTAL VIRGINIA REVENUE AND GENERAL
               OBLIGATION (GO) BONDS (Cost $28,477,240)                                           $ 28,994,780
                                                                                                 --------------

===============================================================================================================
     SHARES   MONEY MARKET FUND- 2.7%                                                                 VALUE
---------------------------------------------------------------------------------------------------------------
    807,545   Fidelity Institutional Tax-Exempt Portfolio (Cost $807,545)                         $    807,545
                                                                                                 --------------

              TOTAL INVESTMENTS AT VALUE - 98.8% (Cost $29,284,785)                               $ 29,802,325

              OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%                                             359,995
                                                                                                 --------------

              NET ASSETS - 100.0%                                                                 $ 30,162,320
                                                                                                 ==============

See accompanying notes to portfolio of investments.

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS - 98.3%                                     VALUE
--------------------------------------------------------------------------------
             CHINA - 1.1%
   114,538   Air China Ltd. - Class H(a)(b)                        $     61,735
    26,000   China Communications Construction Company Ltd. -
              Class H(a)                                                 25,708
   320,000   Industrial and Commercial Bank of China - Class H(a)       198,734
                                                                  --------------
                                                                        286,177
                                                                  --------------
             DENMARK - 0.8%
     2,380   Novo Nordisk A/S - Class B(b)                              198,027
                                                                  --------------
             FINLAND - 1.1%
     9,839   Nokia Oyj(a)(b)                                            199,590
     4,214   Nokia Oyj - ADR                                             85,628
                                                                  --------------
                                                                        285,218
                                                                  --------------
             FRANCE - 10.3%
    17,953   Alcatel SA(b)                                              255,865
     4,554   Carrefour SA                                               275,876
     1,521   Casino Guichard-Perrachon SA(b)                            140,848
     3,097   Compagnie de Saint-Gobain(a)(b)                            259,228
     4,591   France Telecom SA(b)                                       126,533
     1,738   PPR SA(b)                                                  258,863
     2,312   Sanofi-Aventis(b)                                          212,943
     9,941   Suez SA(b)                                                 513,244
     5,112   Total SA(b)                                                367,458
     5,720   Vivendi Universal SA(b)                                    222,869
                                                                  --------------
                                                                      2,633,727
                                                                  --------------
             GERMANY - 10.2%
     1,904   Allianz AG(b)                                              386,967
     1,516   Altana AG(b)                                                93,436
     4,469   Bayer AG(b)                                                239,418
     3,008   Deustche Bank AG(b)                                        400,147
     1,634   Deustche Postbank AG(b)                                    137,004
     5,699   Infineon Technologies AG(a)(b)                              79,735
     2,933   KarstadtQuelle AG(b)                                        84,502
     2,821   Metro AG(b)                                                178,787
     1,511   Muencher Rueckversicherungs-Gesellschaft AG(b)             260,073
     5,764   SAP AG(b)                                                  305,963
     4,510   Siemens AG(b)                                              444,852
                                                                  --------------
                                                                      2,610,884
                                                                  --------------
             GREECE - 1.2%
    10,216   Hellenic Telecommunications Organization SA(b)             305,310
                                                                  --------------

             HONG KONG - 0.0%
       479   Melco PBL Entertainment - ADR(a)                            10,184
                                                                  --------------

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 98.3% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             ITALY - 5.0%
     6,582   Assicurazioni Generali SpA(b)                         $    287,948
    25,688   Enel SpA(b)                                                264,472
    15,369   ENI SpA(b)                                                 516,393
    23,497   UniCredito Italiano SpA(b)                                 205,188
                                                                  --------------
                                                                      1,274,001
                                                                  --------------
             JAPAN - 25.7%
     9,500   Bridgestone Corporation(b)                                 211,737
     3,850   Canon, Inc.                                                216,483
    14,000   Daiwa Securities Group, Inc.(b)                            156,493
        40   East Japan Railway Company(b)                              266,298
     1,300   FANUC LTD.                                                 127,867
     2,900   FAST RETAILING COMPANY Ltd.(b)                             275,934
     8,600   JSR Corporation(b)                                         222,381
       850   KEYENCE CORPORATION(b)                                     209,549
     9,200   MARUI COMPANY LTD.(b)                                      106,977
    12,000   Matsushita Electric Industrial Company Ltd.(b)             240,315
     9,200   Millea Holdings, Inc.(b)                                   325,438
    22,000   Mitsubishi Estate Company Ltd.(b)                          567,750
        43   Mitsubishi UFJ Financial Group, Inc.(b)                    532,778
    11,000   Nikko Cordial Corporation(b)                               125,990
    20,900   Nomura Holdings, Inc.                                      393,777
        80   NTT Data Corporation(b)                                    399,992
       115   NTT DoCoMo, Inc.(b)                                        181,739
    14,500   PIONEER Corporation(b)                                     198,256
     4,100   SECOM Company Ltd.(b)                                      212,008
     8,800   Seven & I Holdings Company Ltd.(a)(b)                      273,292
    13,000   Sharp Corporation(b)                                       223,242
        45   Sumitomo Mitsui Financial Group, Inc.(b)                   460,154
     3,650   T&D Holdings, Inc.(b)                                      240,665
     1,900   TDK CORPORATION(b)                                         151,089
     2,800   Tokyo Electron Ltd.(b)                                     219,964
                                                                  --------------
                                                                      6,540,168
                                                                  --------------
             NETHERLANDS - 7.4%
     4,216   ABN AMRO Holdings NV(b)                                    135,017
     7,735   Aegon NV(b)                                                146,630
     3,549   Akzo Nobel NV(b)                                           216,030
     6,937   Fortis(b)                                                  294,908
     7,052   ING Groep NV(b)                                            311,286
    39,910   Koninklijke (Royal) KPN NV(a)(b)                           565,868
     5,374   Koninklijke (Royal) Philips Electronics NV(b)              201,866
                                                                  --------------
                                                                      1,871,605
                                                                  --------------
             NORWAY - 1.0%
     9,675   Statoil ASA(b)                                             255,109
                                                                  --------------

             POLAND - 0.3%
     4,945   Powszechna Kasa Oszczednosci Bank Polski SA(a)(b)           79,785
                                                                  --------------

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 98.3% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             PORTUGAL - 0.6%
    28,489   EDP - Energias de Portugal SA(b)                      $    144,217
                                                                  --------------
             SINGAPORE - 1.6%
    27,000   DBS Group Holdings Ltd.(b)                                 396,245
                                                                  --------------
             SOUTH KOREA - 0.9%
     2,990   Hyundai Motor Company                                      216,695
                                                                  --------------
             SPAIN - 3.4%
    18,339   Repsol YPF SA(b)                                           631,206
    11,537   Telefonica SA(a)(b)                                        244,680
                                                                  --------------
                                                                        875,886
                                                                  --------------
             SWEDEN - 2.5%
    25,032   Nordea Bank AB(b)                                          385,011
    62,986   Telefonaktiebolaget LM Ericsson - B Shares(a)(b)           253,386
                                                                  --------------
                                                                        638,397
                                                                  --------------
             SWITZERLAND - 5.7%
     4,709   Credit Suisse Group(b)                                     327,710
       595   Nestle SA(b)                                               210,670
     6,969   Novartis AG(b)                                             399,622
     1,699   Roche Holdings AG(b)                                       303,426
     1,089   Swiss Re(b)                                                 92,128
       479   Zurich Financial Services AG(b)                            128,278
                                                                  --------------
                                                                      1,461,834
                                                                  --------------
             UNITED KINGDOM - 19.5%
    26,694   BAE Systems PLC(b)                                         221,957
     5,426   Berkeley Group (The) PLC(a)(b)                             181,419
    23,464   Cadbury Schweppes PLC                                      250,965
     2,324   Carnival PLC(b)                                            117,351
    21,298   GlaxoSmithKline PLC(b)                                     559,922
    29,555   Imperial Chemical Industries PLC(b)                        260,955
    36,975   J Sainsbury PLC(b)                                         295,961
     9,631   Kesa Electricals PLC(a)(b)                                  63,920
    42,138   Kingfisher PLC(b)                                          195,772
    12,286   Land Securities Group PLC(b)                               557,445
    24,883   Lloyds TSB Group PLC(b)                                    279,603
    22,659   Prudential PLC(b)                                          309,659
    24,679   Rolls-Royce Group PLC(b)                                   215,452
   885,277   Rolls-Royce Group PLC - Class B                              1,759
    13,492   Royal Dutch Shell PLC - Class A(a)(b)                      474,855
     7,277   Royal Dutch Shell PLC - Class B(a)(b)                      254,315
    10,451   Smiths Group PLC(b)                                        202,542
     8,401   Whitbread PLC(b)                                           274,036
    36,250   William Morrison Supermarkets PLC(b)                       180,167
   103,577   Woolworths Group PLC(b)                                     69,961
                                                                  --------------
                                                                      4,968,016
                                                                  --------------

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 98.3% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             TOTAL COMMON STOCKS - 98.3% (Cost $17,573,443)        $ 25,051,485

             OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%               445,954
                                                                  --------------

             NET ASSETS - 100.0%                                   $ 25,497,439
                                                                  ==============

(a)Non-income producing security.
(b)Fair value priced (Note 1). Fair valued securities totalled $23,247,809 at December 31, 2006, representing 91.2% of net assets.

ADR - American Depositary Receipt.

See accompanying notes to portfolio of investments.

THE JAMESTOWN FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)


1. SECURITIES VALUATION

The portfolio securities of The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Select Fund, The Jamestown Tax Exempt Virginia Fund and The Jamestown International Equity Fund are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national or foreign stock exchange are generally valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Because the value of foreign securities may be materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which such securities are traded, portfolio securities of The Jamestown International Equity Fund may be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees. As a result, the prices of securities used to calculate The Jamestown International Equity Fund's net asset value per share may differ from quoted or published prices for the same securities. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.


2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

THE JAMESTOWN FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

3.  FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of December 31, 2006:

                                    The                                         The              The
                                 Jamestown         The            The         Jamestown        Jamestown
                                  Balanced      Jamestown      Jamestown      Tax Exempt     International
                                    Fund       Equity Fund    Select Fund    Virginia Fund    Equity Fund
                               ----------------------------------------------------------------------------
Tax cost of portfolio
investments                     $42,108,358    $29,328,814    $16,300,922     $29,284,785     $17,595,461
                               ============================================================================

Gross unrealized appreciation   $ 9,167,063    $ 9,094,861    $   508,831     $   563,071     $ 7,631,489

Gross unrealized depreciation      (413,750)      (271,772)      (178,945)        (45,531)       (175,465)
                               ----------------------------------------------------------------------------

Net unrealized appreciation     $ 8,753,313    $ 8,823,089    $   329,886     $   517,540     $ 7,456,024
                               ============================================================================

The difference between the federal income tax cost of portfolio investments and the financial statement cost for The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown International Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Williamsburg Investment Trust
             ------------------------------------------------------------



By (Signature and Title)*   /s/ John F. Splain
                           ----------------------------------------------
                           John F. Splain, Secretary


Date      February 28, 2007
      -----------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/ John T. Bruce
                           ----------------------------------------------
                           John T. Bruce, President
                           (FBP Value Fund and FBP Balanced Fund)


Date      February 28, 2007
      -----------------------------------



By (Signature and Title)*   /s/ Thomas W. Leavell
                           --------------------------
                           Thomas W. Leavell, President
                           (The Government Street Equity Fund, The Government Street Mid-Cap Fund, The Government Street Bond Fund and The Alabama Tax Free Bond Fund)


Date      February 28, 2007
      -----------------------------------

By (Signature and Title)*   /s/ Charles M. Caravati III
                           ----------------------------------------------
                           Charles M. Caravati III, President
                           (The Jamestown Balanced Fund, The Jamestown
                           Equity Fund and The Jamestown International
                           Equity Fund)


Date      February 28, 2007
      -----------------------------------------------



By (Signature and Title)*   /s/ Joseph A. Jennings III
                           ----------------------------------------------
                           Joseph A. Jennings III, President
                           (The Jamestown Tax Exempt Virginia Fund)



Date      February 28, 2007
      -----------------------------------------------



By (Signature and Title)*   /s/ Lawrence B. Whitlock, Jr.
                           ----------------------------------------------
                           Lawrence B. Whitlock, Jr., President
                           (The Jamestown Select Fund)



Date      February 28, 2007
      -----------------------------------------------



By (Signature and Title)*   /s/ Joseph L. Antrim III
                           ----------------------------------------------
                           Joseph L. Antrim III, President
                           (The Davenport Equity Fund)



Date      February 28, 2007
      -----------------------------------------------



By (Signature and Title)*   /s/ Mark J. Seger
                           ----------------------------------------------
                           Mark J. Seger, Treasurer



Date      February 28, 2007
          -------------------------------------------




* Print the name and title of each signing officer under his or her signature.